18. FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT: Schedule of aging of accounts receivable (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of aging of accounts receivable

	December 31, 2017	December 31, 2016
	$	$
Current	251,693	245,071
0 – 30 days past due	23,062	242,250
31 – 60 days past due	7,055	25,119
61 – 90 days past due	15,387	31,837
Over 90 days past due	128,087	124,640
	425,284	668,917